Stockholders' Equity (Deficit) (Details Narrative) - USD ($)								6 Months Ended	12 Months Ended
	Oct. 20, 2016	May 13, 2016	Jan. 02, 2016	Nov. 30, 2015	Nov. 18, 2015	Sep. 02, 2015	Aug. 20, 2015	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Aug. 19, 2016	Jan. 31, 2016	Oct. 20, 2015	Aug. 12, 2015
Preferred stock, shares authorized								20,000,000	20,000,000	20,000,000				20,000,000
Preferred stock, shares issued
Acquisition percentage of issued and outstanding								50.00%	50.00%
Common stock shares outstanding								60,807,846	60,807,846	57,107,809
Common stock issued for services, shares										60,000
Common stock issued for services		$ 68,000							$ 11,190
Common stock value per share		$ 0.34						$ 0.153	$ 0.153
Stock-based compensation		$ 51,000							$ 89,825	18,000
Pay consultant a monthly fee		4,000							817,014	213,838
Amortized consulting expenses		68,000
Accrued liabilities								$ 15,300	$ 15,300
Number of common stock issued value										100,077
Beneficial ownership percentage								50.00%	50.00%		50.00%
Number of shares purchased under the agreement				333,334
Value of shares purchased under agreement				$ 100,000
Proceeds from issuance of common stock				95,000					$ 534,428	$ 1,361,523
Stock offering cost				$ 5,000
Common stock issued for cash, shares										4,493,390
Common stock issued for cash										$ 1,361,523
November 15, 2016 [Member]
Common stock issued for services		100,000
Pay consultant a monthly fee		7,500
November 2016 [Member]
Negotiated cash fee		5,000
Consultant [Member]
Common stock issued for services		$ 200,000
ExchangeAgreement [Member]
Number of share exchange during period									47,000,000
Percentage of outstanding shares									91.30%
Acquisition percentage of issued and outstanding								100.00%	100.00%
Stock issued for convertible debt									200,000
Stock issued for convertible debt, values									$ 100,000
Common stock shares outstanding								4,493,390	4,493,390
Purchase Agreement [Member]
Proceeds from issuance of common stock										95,000
Stock offering cost										$ 300,000
Offering cost expense									$ 205,000
Purchase Agreement [Member] | Lincoln Park Capital Fund, LLC [Member]
Number of common stock issued value	$ 10,100,000							$ 76,510
Maximum purchase of shares of common stock on business day	100,000
Minimum obligation commitment amount													$ 50,000
Minimum purchase obligation amount	$ 500,000
Number of shares issued as commitment fee	1,000,000
Proceeds from issuance of common stock								$ 191,850
Common stock subscription												$ 11,190
Purchase Agreement [Member] | Lincoln Park Capital Fund, LLC [Member] | Maximum [Member]
Beneficial ownership percentage								4.99%	4.99%
Unit Subscription Agreements [Member]
Common stock issued for cash, shares									1,937,696
Director [Member]
Common stock issued for services, shares			60,000		60,000
Common stock issued for services			$ 18,000		$ 18,000
Common stock value per share			$ 0.30		$ 0.30
Stock-based compensation			$ 18,000		$ 18,000
Lincoln Park [Member]
Number of shares purchased under the agreement				1,000,000
Value of shares purchased under agreement				$ 300,000
Investor [Member] | Subscription Agreements [Member]
Common stock issued for cash, shares									102,341	4,221,085
Common stock issued for cash									$ 51,926	$ 1,266,523
Investor [Member] | Unit Subscription Agreements [Member]
Warrant term									5 years
Warrants exercise price per share								$ 0.30	$ 0.30
Proceeds from warrants cash									$ 279,462
Warrant subscriptions								$ 11,190	$ 11,190
Series A Preferred Stock [Member]
Preferred stock shares designating							1,000,000
Preferred stock, shares authorized							20,000,000	1,000,000	1,000,000	1,000,000
Stock holder voting rights							Each holder of Series A Preferred Stock shall be entitled to 500 votes for each share of Series A Preferred Stock held as of the applicable date on any matter that is submitted to a vote or for the consent of the stockholders of the Company. The holders of Series A Preferred Stock shall have no special voting rights and their consent shall not be required (except to the extent they are entitled to vote with holders of Common Stock as set forth in the Certificate of Designation) for taking any corporate action.
Number of share exchange during period						1,000,000
Percentage of outstanding shares						100.00%
Preferred stock, shares issued								1,000,000	1,000,000	1,000,000
Common stock issued for services, shares
Common stock issued for services
Number of common stock issued value										$ 100
Number of issue shares during period										1,000,000
Common stock issued for cash, shares
Common stock issued for cash
Series A Preferred Stock [Member] | Chief Executive Officer [Member]
Preferred stock, shares issued						500,000
Series A Preferred Stock [Member] | Board of Directors [Member]
Preferred stock, shares issued						500,000